Trade and other receivables - ECL (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (17,041)
Ending balance	(18,002)
Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	3,153
Ending balance	2,415
ECL of trade and other receivables | Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	3,153
Provision for expected credit losses	373
Write-off	(1,088)
Effect of translation	(23)
Ending balance	$ 2,415